Average Annual Total Returns - FidelityOTCPortfolio-KPRO - FidelityOTCPortfolio-KPRO - Fidelity OTC Portfolio	Sep. 28, 2024
Fidelity OTC Portfolio - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	42.92%
Past 5 years	19.97%
Past 10 years	16.15%
NS004
Average Annual Return:
Past 1 year	44.64%
Past 5 years	18.75%
Past 10 years	14.80%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%